LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2025
Long-term Investment
LONG-TERM INVESTMENT

6.	LONG-TERM INVESTMENT

Long-term investment consists of the equity investment in PSM-ZJK by the Company accounted for using the equity method. The following table sets forth the changes in the Company’s long-term investment:

Investments accounted for using the equity method
$US
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation adjustment	(73,175)
Balance as of December 31, 2024	2,747,493
Income from equity method investments	3,409,385
Dividends distribution	(2,591,873)
Foreign currency translation adjustment	141,075
Balance as of December 31, 2025	3,706,080

PSM-ZJK is principally engaged in trading a broad portfolio of hardware, which was originally established by BULTEN Fasteners (Wuxi) Co., Ltd. (“BULTEN Wuxi”) and Zhongjinke Shenzhen, on September 20, 2019 as a joint venture (“JV”), for the purpose of strategic cooperation between BULTEN Wuxi and Zhongjinke Shenzhen to expand business scope.

PSM-ZJK’s originally registered capital are RMB1,000,000 (equivalent to US$144,986) and up to RMB5,050,000 (equivalent to US$764,225) as of December 31, 2021, 51% of which was subscribed by BULTEN Wuxi and 49% of which was subscribed by Zhongjinke Shenzhen, separately.

On September 22, 2025, Mr. TAN EL PAN EDDY resigned from the board of PSM-ZJK and a new director, Mr. RICHARDS JR MICHAEL ALLEN joined the board of PSM-ZJK. Together with the existing directors, Mr. Ding and Ms. Chen, there were three directors on the board, of which, two are nominated by BULTEN Wuxi, one is nominated by Zhongjinke Shenzhen.

On April 28, 2022, PSM-ZJK received machinery equipment with total original investment cost of RMB2,474,500 (equivalent to US$366,495) from Zhongjinke Shenzhen for the 49% equity shares, and the cost of the acquired assets was measured based on the fair value of the consideration transferred which has been evaluated by the third-party appraisal team.

In view of above, the Company accounted for the investment under the equity method as Zhongjinke Shenzhen is able to exercise significant influence through its board representation.

During the years ended December 31, 2023, 2024 and 2025, the Company recorded no impairment on its investment.

For the year ended December 31, 2025, PSM-ZJK was a significant 50 percent or less owned person pursuant to Rule 4-08(g) of Regulation S-X. The condensed balance sheets as of December 31, 2024 and 2025, and condensed statements of income and comprehensive income for the years ended December 31, 2023, 2024 and 2025 of PSM-ZJK are as following:

Condensed balance sheets

	As of December 31,
	2024	2025
	$US	$US
Current assets	18,044,139	23,116,253
Non-current assets	432,689	299,884
TOTAL ASSETS	18,476,828	23,416,137

Current liabilities	11,898,131	14,950,348
Non-current liabilities	94,497	33,685
TOTAL LIABILITIES	11,992,628	14,984,033

Shareholders’ equity	6,484,200	8,432,104
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,476,828	23,416,137

Condensed statements of income and comprehensive income

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Revenues	23,274,566	27,436,334	36,405,486
Gross profit	7,096,898	7,511,372	10,722,532
Income from operations	6,277,084	7,106,210	9,215,431
Net income	4,766,325	5,374,454	6,957,928